PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipment Net
Property plant and equipment impairment loss	$ 794,985	$ 4,244,688